Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 28, 2011
PACE Small/Medium Co Value Equity Investments (Prospectus Summary): | PACE Small/Medium Co Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Small/Medium Co Value Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as supplemented to date

October 10, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE Large Co Growth Equity Investments ("Large Co Growth Equity Investments") and PACE Small/Medium Co Value Equity Investments ("Small/Medium Co Value Equity Investments") (each, a "fund"), separate series of PACE Select Advisors Trust (the "Trust").

With respect to Small/Medium Co Value Equity Investments , this supplement updates information regarding the fund's investment advisory arrangements. At the recommendation of UBS Global AM, the Trust's Board has terminated Buckhead Capital Management, LLC as an investment advisor to the fund, effective as of the close of business on October 2, 2012. Metropolitan West Capital Management, LLC, Systematic Financial Management, L.P. and Kayne Anderson Rudnick Investment Management, LLC will continue to serve as the fund's investment advisors. The changes are described in greater detail in Section II of this supplement, below.

II.   Small/Medium Co Value Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by replacing the second sentence of the first full paragraph of that section with the following:

Metropolitan West Capital Management, LLC ("MetWest Capital"), Systematic Financial Management, L.P. ("Systematic") and Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") currently serve as the fund's investment advisors.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by deleting the second paragraph of that section in its entirety.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 41 of the Prospectuses is revised by replacing the seventh sentence of the first paragraph of that section with the following:

On May 28, 2009, Systematic assumed responsibility for managing a portion of the fund's assets.

Supplement Closing	ck0000930007_SupplementClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
PACE Small/Medium Co Value Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSVX
PACE Small/Medium Co Value Equity Investments | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVAX
PACE Small/Medium Co Value Equity Investments | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVCX
PACE Small/Medium Co Value Equity Investments | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEYX